Long-Term Debt and Other Financial Liabilities, June 2022 Piraeus Bank Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Installment	Dec. 25, 2023	Dec. 24, 2023	Jun. 30, 2023	Jun. 29, 2023	Dec. 31, 2022 USD ($)	Jun. 22, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 213,711					$ 235,603
June 2022 Piraeus Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount							$ 38,000
Term of loan	5 years
Final balloon payment	$ 16,500
Corporate leverage ratio				70.00%	85.00%
Security cover ratio		130.00%	125.00%
Balance outstanding	$ 27,000
June 2022 Piraeus Bank Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 2,000
June 2022 Piraeus Bank Loan Facility [Member] | Next Two Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	2
Frequency of periodic payment	quarterly
Installment payment	$ 1,500
June 2022 Piraeus Bank Loan Facility [Member] | Last Fourteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	14
Frequency of periodic payment	quarterly
Installment payment	$ 750
June 2022 Piraeus Bank Loan Facility [Member] | SOFR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.00%
June 2022 Piraeus Bank Loan Facility [Member] | SOFR [Member] | Maximum [Member]
Senior Long-Term Debt [Abstract]
Decrease in margin upon meeting certain emission reduction targets	(0.10%)